Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Common Stock		Stock Subscription Receivable	Additional Paid-in Capital		Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Non controlling Interest	Total
Balance at Dec. 31, 2021		$ 2,893	[1]	$ (2,257,400)	$ 58,139,700	[1]	$ (38,481,200)	$ 539,660	$ (9,100,000)	$ 26,689	$ 8,870,342
Balance (in Shares) at Dec. 31, 2021	[1]	2,893,089							(27,535)
Issuance of common shares for cash		$ 200	[1]		3,663,725	[1]					3,663,925
Issuance of common shares for cash (in Shares)	[1]	200,000
Issuance of subsidiaries’ common shares for consulting services		$ 193	[1]		4,891,695	[1]					4,891,888
Issuance of subsidiaries’ common shares for consulting services (in Shares)	[1]	193,101
Stock-based compensation				902,960							902,960
Stock-based compensation for options granted					1,241,930	[1]					1,241,930
Net loss							(16,423,239)			110,865	(16,312,374)
Cumulative transaction adjustments								(22,532)			(22,532)
Balance at Dec. 31, 2022		$ 3,286	[1]	(1,354,440)	67,937,050	[1]	(54,904,439)	517,128	$ (9,100,000)	137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022	[1]	3,286,190							(27,535)
Issuance of subsidiaries’ common shares for consulting services		$ 22	[1]		140,727	[1]					140,749
Issuance of subsidiaries’ common shares for consulting services (in Shares)	[1]	22,341
Stock-based compensation				225,740							225,740
Net loss							(1,823,695)			(73,535)	(1,897,230)
Cumulative transaction adjustments								29,109			29,109
Balance at Mar. 31, 2023		$ 3,308	[1]	(1,128,700)	68,077,777	[1]	(56,728,134)	546,237	$ (9,100,000)	64,019	1,734,507
Balance (in Shares) at Mar. 31, 2023	[1]	3,308,531							(27,535)
Balance at Dec. 31, 2022		$ 3,286	[1]	(1,354,440)	67,937,050	[1]	(54,904,439)	517,128	$ (9,100,000)	137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022	[1]	3,286,190							(27,535)
Issuance of common shares for cash		$ 300	[1]		1,049,700	[1]					1,050,000
Issuance of common shares for cash (in Shares)	[1]	300,000
Issuance of common shares for property		$ 370	[1]		7,399,630	[1]					7,400,000
Issuance of common shares for property (in Shares)	[1]	370,000
Warrant issued with convertible notes payable					1,706,338	[1]					1,706,338
Exercise of pre-funded warrant		$ 200	[1]		(200)	[1]
Exercise of pre-funded warrant (in Shares)	[1]	200,000
Distribute as Employee Compensation					(190,628)	[1]			$ 198,332		7,704
Distribute as Employee Compensation (in Shares)	[1]								591
Issuance of subsidiaries’ common shares for consulting services		$ 52	[1]		732,696	[1]					$ 732,748
Issuance of subsidiaries’ common shares for consulting services (in Shares)		51,941	[1]								29,600
Issuance of common shares upon exercise of convertible notes		$ 3,732	[1]		3,302,380	[1]					$ 3,306,112
Issuance of common shares upon exercise of convertible notes (in Shares)	[1]	3,732,167
Issuance of pre-funded warrant					700,000	[1]					700,000
Stock-based compensation				902,960							902,960
Net loss							(10,515,656)			(394,632)	(10,910,288)
Cumulative transaction adjustments								(741)			(741)
Balance at Dec. 31, 2023		$ 7,940	[1]	(451,480)	82,636,966	[1]	(65,420,095)	516,387	$ (8,901,668)	(257,078)	8,130,972
Balance (in Shares) at Dec. 31, 2023	[1]	7,940,298							(26,553)
Issuance of subsidiaries’ common shares for consulting services					383,500	[1]					383,500
Issuance of common shares upon exercise of convertible notes		$ 752	[1]		680,248	[1]					681,000
Issuance of common shares upon exercise of convertible notes (in Shares)	[1]	751,795
Issuance of pre-funded warrant					394,071	[1]					394,071
Stock-based compensation		$ 1,303	[1]	225,740	1,934,452	[1]					2,161,495
Stock-based compensation (in Shares)	[1]	1,302,726
Net loss							(3,932,976)			(48,043)	(3,981,019)
Repurchase of common stock		$ 703	[1]						(703)
Repurchase of common stock (in Shares)	[1]	703,496
Cumulative transaction adjustments								(283,064)			(283,064)
Balance at Mar. 31, 2024		$ 10,698	[1]	$ (225,740)	$ 86,029,237	[1]	$ (69,353,071)	$ 233,323	$ (8,902,371)	$ (305,121)	$ 7,486,955
Balance (in Shares) at Mar. 31, 2024	[1]	10,698,315							(26,553)

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.